Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information
Non-cash
operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
	(Unaudited)
Supplemental Cash Flow Information:
Interest paid	$271	$45

Income tax paid	$210	$80

Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,187	$—

	$2,187	$0
Non-cash Investing Activities:
Unpaid property and equipment receive d	$1,163	$295

Non-cash Financing Activities:
Unpaid deferred transaction cost s	$5,201	$—
Forgiveness of Paycheck Protection Program loan	$(2,860)	$—
	$2,341	$—

Non-cash
operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Years Ended December 31,
	2020	2019
Supplemental disclosure
Cash payments for:
Interest paid	$47	$506
Income tax paid	$313	$352
Schedule for noncash operating activities
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$1,158

	$—	$1,158

Schedule for noncash investing activities
Unpaid property and equipment received	$166	$397
Unpaid balance related to the Trutouch Asset Acquisition	500	—

	$666	$397

Schedule for noncash financing activities
Conversion of note payable to Ordinary Shares	$—	$18,244
Issuance of Ordinary Shares related to the Trutouch Asset Acquisition	2,298	—
Non-cash equity issuance costs	—	995
Non-cash dividend	—	1,838

	$2,298	$21,077